IMPAIRMENT (Details) - Schedule of Impairment - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ 604	£ 453
Other changes in credit quality	841	577
Additions (repayments)	(95)	(107)
Methodology changes	14	(20)
Other items	(2)	23
Other items impacting the impairment charge	758	473
Total impairment	1,362	926	[1]	£ 687
In respect of:
Financial assets at amortised cost	1,380
Impairment charge on drawn balances	1,380	1,012
Loan commitments and financial guarantees	(17)	(72)
Financial assets at fair value through other comprehensive income	(1)	(14)
Total impairment	1,362	926	[1]	£ 687
Loans and Advances to Banks [member]
In respect of:
Loans and advances		1
Loans and advances to customers [member]
In respect of:
Loans and advances	1,340	1,011
Due from fellow Lloyds Banking Group undertakings [member]
In respect of:
Loans and advances	40
Stage 1 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(17)	(10)
Other changes in credit quality	6	(23)
Additions (repayments)	93	19
Methodology changes	33	(71)
Other items	(5)	(13)
Other items impacting the impairment charge	127	(88)
Total impairment	110	(98)
In respect of:
Financial assets at amortised cost	140
Impairment charge on drawn balances	140	(64)
Loan commitments and financial guarantees	(29)	(20)
Financial assets at fair value through other comprehensive income	(1)	(14)
Total impairment	110	(98)
Stage 1 [member] | Loans and Advances to Banks [member]
In respect of:
Loans and advances		1
Stage 1 [member] | Loans and advances to customers [member]
In respect of:
Loans and advances	141	(65)
Stage 1 [member] | Due from fellow Lloyds Banking Group undertakings [member]
In respect of:
Loans and advances	(1)
Stage 2 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	89	18
Other changes in credit quality	2	(14)
Additions (repayments)	(41)	(84)
Methodology changes	(27)	(21)
Other items impacting the impairment charge	(66)	(119)
Total impairment	23	(101)
In respect of:
Financial assets at amortised cost	10
Impairment charge on drawn balances	10	(53)
Loan commitments and financial guarantees	13	(48)
Total impairment	23	(101)
Stage 2 [member] | Loans and Advances to Banks [member]
In respect of:
Loans and advances
Stage 2 [member] | Loans and advances to customers [member]
In respect of:
Loans and advances	10	(53)
Stage 3 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	532	445
Other changes in credit quality	939	545
Additions (repayments)	(60)	27
Methodology changes	8	72
Other items	3	36
Other items impacting the impairment charge	890	680
Total impairment	1,422	1,125
In respect of:
Financial assets at amortised cost	1,423
Impairment charge on drawn balances	1,423	1,129
Loan commitments and financial guarantees	(1)	(4)
Total impairment	1,422	1,125
Stage 3 [member] | Loans and Advances to Banks [member]
In respect of:
Loans and advances
Stage 3 [member] | Loans and advances to customers [member]
In respect of:
Loans and advances	1,382	1,129
Stage 3 [member] | Due from fellow Lloyds Banking Group undertakings [member]
In respect of:
Loans and advances	41
Purchased or originated credit-impaired [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Other changes in credit quality	(106)	69
Additions (repayments)	(87)	£ (69)
Other items impacting the impairment charge	(193)
Total impairment	(193)
In respect of:
Financial assets at amortised cost	(193)
Impairment charge on drawn balances	(193)
Total impairment	(193)
Purchased or originated credit-impaired [member] | Loans and Advances to Banks [member]
In respect of:
Loans and advances
Purchased or originated credit-impaired [member] | Loans and advances to customers [member]
In respect of:
Loans and advances	£ (193)

[1]	Restated, see note 1.